Towd Point Mortgage Trust 2021-1 ABS-15G

Exhibit 99.3 - Schedule 8A

Loan Number	Loan Number	LoanID	Pool	Servicer	Borrower	Property State	Default Status	Last Activity	As of Date	Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Bankruptcy Comment	Loss Mitigation?	Loss Mitigation Type	Modification Status	Loss Mitigation Status	Loss Mitigation Comment	Damage Flag	Damage Comment	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	Summary Comments	Added/Updated
691D0D4A-3677-4E11-847D-C15C2B181B43	xxx	xxx	xxx	xxx	CA	Collections	8/31/2016	8/1/2016	9/1/2015	2/4/2016	Not Determined	Not Determined	Never	Never	Previously	Loan Modification	Loan Modification Completed	The loan had a previous modification as indicative by the HAMP incentives received of $500.00 on 06/27/2016.	No	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.	• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: The loan had a previous modification as indicative by the HAMP incentives received of $500.00 on 06/27/2016.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.